Organization and Business - Going Concern (Details)	6 Months Ended
Jun. 30, 2022 unit
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of units in purchase order	60,000
Substantial doubt about Going Concern, Conditions or Events	Given the Company’s existing purchase obligations, if such agreements are not cancelled by the Company, management has projected that cash on hand will not be sufficient to allow the Company to meet its outstanding purchase obligations beyond the next 12 months if the Company is unable to raise additional debt or equity funding for operations.